Material Accounting Policy Information - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Feb. 28, 2026
Property [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Property [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life	20 years
Property [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life	50 years
Property - Right of use assets [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life, description	Lease term or useful life whichever is shorter
Property - Right of use assets [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life, description
Property - Right of use assets [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life, description
Property - Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	3 years
Plant, equipment and vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Plant, equipment and vehicles [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life	4 years
Plant, equipment and vehicles [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life	10 years
IT equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
IT equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life	3 years
IT equipment [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Average useful life	5 years
Capitalized telematics devices - Installed [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	5 years